Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2025
Convertible Notes [Abstract]
Schedule of Convertible Notes

As of June 30, 2025, the Company’s convertible notes are as follows ($ in thousands):

Principal amounts of convertible notes	$3,145
Less: unamortized debt discount	(1,478)
Convertible notes, net of discount	1,667
Conversion of convertible notes	(1,667)
Principal amounts of convertible notes	$-